Expense Example - Defiance Daily Target 2X Long Pasqal ETF [Member]	Oct. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 415